Income Taxes (Tables) - Sarcos Corp and Subsidiaries	12 Months Ended
Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Schedule of Provision for Income Taxes

The provision for income taxes consists of the following:

	Years Ended December 31,
	2020	2019
Current:
Federal	$—	$—
State	1	1
Total current	1	1
Deferred:
Federal	4,142	2,294
State	1,144	1,190
Change in valuation allowance	(5,286)	(3,484)
Total deferred	—	—
Total provision for income taxes	$1	$1

Schedule of Statutory Federal Income Tax Rate to Income Before Taxes

The provision for income tax differs from the amount computed by applying the statutory federal income tax rate to income before taxes as follows:

	Years Ended December 31,
	2020	2019
Statutory federal income tax rate	21.0%	21.0%
State tax provision	3.7	3.3
Change in valuation allowance	(25.3)	(19.3)
Research credits	3.0	(1.9)
Permanent differences	(2.4)	(3.7)
Other	0.0	0.6
Total provision for income taxes	0.0%	0.0%

Schedule of Deferred Tax Assets

As of December 31, 2020 and 2019, the net deferred tax asset consisted of the following:

	December 31,
	2020	2019
Deferred tax assets:
Accrued expenses	$192	$—
Stock compensation	479	341
Research credits	1,939	1,309
Net operating loss carryforwards	12,838	8,418
Total gross deferred tax assets	15,448	10,068
Less valuation allowance	(15,151)	(9,865)
Total deferred tax assets	297	203
Deferred tax liabilities:
Property and equipment	(297)	(203)
Total deferred tax liabilities	(297)	(203)
Net deferred tax asset (liability)	$—	$—

Deferred Tax Valuation Allowance Activities	A reconciliation of the beginning and ending amount of the valuation allowance is as follows:

	December 31,
	2020	2019
Valuation allowance at beginning of year	$9,865	$6,382
Change in valuation allowance	5,286	3,483
Valuation allowance at end of year	$15,151	$9,865

Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits	A reconciliation of the beginning and ending amounts of unrecognized benefits is as follows:

	Years ended December 31,
	2020	2019
Unrecognized tax benefits at the beginning of year	$1,388	$—
Gross increases – current year tax positions	666	668
Gross increases – prior year tax positions	—	720
Gross decreases – prior year tax positions	—	—
Unrecognized tax benefits at end of year	$2,054	$1,388
Interest and penalties in year-end balance	$—	$—